CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	118,868,317	118,868,317
Common stock, shares outstanding (in shares)	111,607,828	111,607,828
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Series C preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	804,950	804,950
Preferred stock, shares outstanding (in shares)	804,950	804,950
Series D preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,195,050	3,195,050
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050